UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO
RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940
Investment Company Act file number: 811-22396
Neuberger Berman High Yield Strategies Fund Inc.
(Exact Name of the Registrant as Specified in Charter)

c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Office – Zip Code)
Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below.
(1) Title of Class of Securities of Neuberger Berman High Yield Strategies Fund Inc. (“Fund”) to be Redeemed:
Mandatory Redeemable Preferred Shares, Series B (“MRPS Series B”).
(2) Date on Which the Securities are to be Redeemed:
The Fund intends to redeem its MRPS Series B on or around August 4, 2020.  Such a voluntary redemption will be contingent upon the Fund’s successful issuance of Mandatory Redeemable Preferred Shares, Series C, in an amount sufficient to fully redeem its MRPS Series B.  The Fund reserves the right to postpone or cancel any such voluntary redemption in its sole discretion.
(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:
The applicable provisions are in Section 11 of the Fund’s Articles Supplementary Creating and Fixing the Rights of Mandatory Redeemable Preferred Shares, Series B.
(4) Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:
The Fund intends to redeem all its MRPS Series B.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notification of Redemption of Securities to be signed on its behalf by the undersigned as of this 4th day of August, 2020.

Neuberger Berman High Yield Strategies Fund Inc.

By:	/s/ Brian Kerrane
Name:	Brian Kerrane
Title:	Vice President Chief Operating Officer